Financial Instruments And Fair Value Measurements - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended						6 Months Ended		12 Months Ended		6 Months Ended
	Mar. 31, 2012	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010	Mar. 30, 2013	Mar. 30, 2013 2010 Swaps Securities	Sep. 29, 2012 2010 Swaps Agreement	Mar. 30, 2013 Two Thousand Ten Swap Part One	Mar. 30, 2013 Two Thousand Ten Swap Part Two	Sep. 29, 2012 2010 Swap Agreement One	Sep. 29, 2012 2010 Swap Agreement Two	Mar. 30, 2013 2013 Swaps
Derivative [Line Items]
Number of interest rate swaps							2	2
Variable rate term loan, amount outstanding							$ 1,000,000,000	$ 1,000,000,000					$ 1,000,000,000
Notional amount of swap agreement									500,000,000	500,000,000	500,000,000	500,000,000
Term of fixed interest rate									3 years	3 years	3 years	3 years	3 years
Derivative instrument fixed interest rate									0.8925%	1.0235%	0.8925%	1.0235%	2.355%
Derivative maturity date									Nov. 01, 2013	Nov. 01, 2013	Nov. 01, 2013	Nov. 01, 2013	May 01, 2019
Derivative variable interest rate													1.00%
Fair value of investments exceeding book value			80,000,000	159,000,000
Redeemable shares			23,000,000	16,000,000
Goodwill impairment charge				165,000,000
Property, plant, and equipment carrying amount before impairment			1,219,000,000	1,285,000,000	1,165,000,000
Property, plant, and equipment fair value	1,213,000,000	1,213,000,000	1,216,000,000	1,250,000,000	1,146,000,000	1,242,000,000
Property, plant, and equipment, Impairment Loss	1,000,000	3,000,000	3,000,000	35,000,000	19,000,000
Recognized impairment charge on property, plant, and equipment and fair value			$ 20,000,000